5. GROUP STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2019
Group Structure
Sale of subsidiary and areas
12.31.2018
Sale price (2)	270
Book value of assets sold and costs associated with the transaction	(226)
Result for sale	44
Interests (1)	4
Income tax	(22)
Imputed in results	26

Other comprehensive income (loss)
Reclasification exchange differences on translation	6
Income tax	(2)
Imputed in Other comprehensive income	4

Total comprehensive income	30

(1)	Are exposed in "Financial income" in the consolidated statement of comprehensive income related to discontinued operations.
(2)	Sale price recorded as of December 31, 2018 arises from the financial statements denominated in pesos in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.

12.31.2018
Sale price (1)	28
Book value of assets sold and costs associated with the transaction	(28)
Result for sale	-

(1) Sale price recorded as of December 31, 2018 arises from the financial statements denominated in pesos in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.

Consolidated statement of comprehensive income related to discontinued operations

As of December 31, 2018:

	Oil and gas	Refining and distribution	Eliminations	Total
Revenue	66	422	(90)	398
Cost of sales	(33)	(361)	91	(303)
Gross profit	33	61	1	95

Selling expenses	(2)	(33)	-	(35)
Administrative expenses	(1)	(4)	-	(5)
Other operating income	1	6	-	7
Other operating expenses	(6)	(10)	-	(16)
Result from the sale of share of profit and property, plant and equipment	44	-	-	44
Operating income	69	20	1	90

Gain on monetary position, net	7	2	(1)	8
Finance income	4	1	-	5
Finance costs	(1)	-	-	(1)
Other financial results	(4)	22	-	18
Financial results, net	6	25	(1)	30
Income before income tax	75	45	-	120

Income tax	(26)	(14)	-	(40)
Profit of the year from discontinued operations	49	31	-	80

Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Income tax	(2)	-	-	(2)
Reclasification exchange differences on translation	6	-	-	6
Exchange differences on translation	4	-	-	4
Other comprehensive income of the year from discontinued operations	8	-	-	8
Total comprehensive income of the year from discontinued operations	57	31	-	88

	Oil and gas	Refining and distribution	Eliminations	Total
Total income of the year from discontinued operations attributable to:
Owners of the company	47	31	-	78
Non - controlling interest	2	-	-	2
	49	31	-	80

Total comprehensive income of the year from discontinued operations attributable to:
Owners of the company	53	31	-	84
Non - controlling interest	4	-	-	4
	57	31	-	88

As of December 31, 2017:

	Oil and gas	Refining and distribution	Eliminations	Total
Revenue	259	728	(296)	691
Cost of sales	(251)	(618)	297	(572)
Gross profit	8	110	1	119

Selling expenses	(8)	(82)	-	(90)
Administrative expenses	(6)	(19)	-	(25)
Exploration expenses	(1)	-	-	(1)
Other operating income	16	10	-	26
Other operating expenses	(8)	(13)	-	(21)
Result from the sale of property, plant and equipment	-	(28)	-	(28)
Operating income (loss)	1	(22)	1	(20)

Financial income	1	1	-	2
Financial expenses	-	(1)	-	(1)
Other financial results	(10)	(1)	-	(11)
Financial results, net	(9)	(1)	-	(10)
Income (loss) before income tax	(8)	(23)	1	(30)

Income tax	(28)	8	-	(20)
Profit (loss) of the year from discontinued operations	(36)	(15)	1	(50)

Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Income tax	2	-	-	2
Exchange differences on translation	(16)	-	-	(16)
Other comprehensive loss of the year from discontinued operations	(14)	-	-	(14)

Total comprehensive income (loss) of the year from discontinued operations	(50)	(15)	1	(64)

	Oil and gas	Refining and distribution	Eliminations	Total
Total income (loss) of the year from discontinued operations attributable to:
Owners of the company	(41)	(15)	1	(55)
Non - controlling interest	5	-	-	5
	(36)	(15)	1	(50)

Total comprehensive income (loss) of the year from discontinued operations attributable to:
Owners of the company	(48)	(15)	1	(62)
Non - controlling interest	(2)	-	-	(2)
	(50)	(15)	1	(64)

Consolidated statement of cash flows related to discontinued operations
	12.31.2018	12.31.2017

Net cash (used in) generated by operating activities	(46)	87
Net cash used in investing activities	-	(50)
Net cash generated by (used in) financing activities	42	(31)
(Decrease) increase in cash and cash equivalents from discontinued operations	(4)	6

Cash and cash equivalents at the begining of the year	6	4
Loss on net monetary position generated by cash and cash equivalents	(2)	(4)
(Decrease) increase in cash and cash equivalents	(4)	6
Cash and cash equivalents at the end of the year	-	6

Subsidiaries information
			12.31.2019	12.31.2018
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Corod	Argentina	Oil	100.00%	100.00%
CPB	Argentina	Generation	100.00%	100.00%
CPB Energía S.A.	Argentina	Generation	100.00%	100.00%
EcuadorTLC	Ecuador	Oil	100.00%	100.00%
Edenor (1)(7)	Argentina	Distribution of energy	56.32%	52.18%
Enecor S.A.	Argentina	Transportation of electricity	69.99%	69.99%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
PACOSA	Argentina	Trader	100.00%	100.00%
PEA (2)	Argentina	Generation	-	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PACOGEN	Argentina	Investment	100.00%	100.00%
PEFM (3)	Argentina	Generation	-	100.00%
Petrobras Energía Colombia Gran Cayman (4)	Colombia	Oil	-	100.00%
Petrobras Energía Ecuador	Gran Cayman	Investment	100.00%	100.00%
Energía Operaciones ENOPSA S.A.	Ecuador	Oil	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PHA (5)	Argentina	Investment	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
PP	Argentina	Investment	100.00%	100.00%
PPSL (6)	Spain	Investment	-	100.00%
TGU	Uruguay	Gas transportation	100.00%	100.00%
Transelec	Argentina	Investment	100.00%	100.00%
Trenerec Energía Bolivia S.A.	Bolivia	Investment	100.00%	100.00%
Trenerec S.A.	Ecuador	Investment	100.00%	100.00%

(1)	Corresponds to effective interest considering the treasury shares in Edenor´s effect (54.3664% nominal interest)
(2)	On May 29, 2019, PEA’s Shareholders’ Meetings resolved to change its corporate name to CTB. In the month of June 2019, the Company sold to PACOGEN and YPF 48% and 50%, respectively, of its interest in CTB, whereas PP sold to PACOGEN 2% of its interest in CTB.
(3)	See Note 5.1.1.2.
(4)	Liquidated in January 2019.
(5)	On March 28, 2019, the Company approved PHA’s international address change from Madrid (Spain), to the Autonomous City of Buenos Aires (Republic of Argentina), and on September 20, 2019, the change of jurisdiction was registered with the Public Registry.
(6)	Liquidated in December 2019.
(7)	As of December 31, 2019, the quotation of Edenor's ordinary shares and ADR published on the BCBA and the NYSE was $ 24.05 and U$S 6.26 per share, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of U$S 149 million. It should be noted that, as of December 31, 2019, participation in Edenor does not exceed its recoverable value.

Summary statement of financial position for subsidiaries with significant non-controlling interest
	12.31.2019	12.31.2018
Non Current
Total non current assets	1,696	1,679

Borrowings	137	191
Other non current liabilities	460	474
Total non current liabities	597	665

Current
Cash and cash equivalents	7	1
Other current assets	292	363
Total current assets	299	364

Borrowings	28	29
Other current liabilities	383	528
Total current liabilities	411	557

Total equity	988	821
Non-controlling interest	451	396

Summary statement of comprehensive income (loss) for subsidiaries with significant non-controlling interest
	12.31.2019	12.31.2018	12.31.2017
Revenue	1,502	1,484	1,050
Depreciation	(77)	(68)	(57)
Interest income	20	18	12
Interest expense	(113)	(132)	(68)
Profit for the year before tax	381	164	148
Income tax	(178)	(50)	(14)
Profit for the year	203	114	134
Other comprehensive loss	-	(1)	-
Total comprehensive profit of the year	203	113	134

Income of the year attributable to non-controlling interest	98	55	65
Other comprehensive income of the year attributable to non-controlling interest	-	(1)	-
Comprehensive income of the year attributable to non-controlling interest	98	54	65

Summary statement of cash flow for subsidiaries with significant non controlling interest
	12.31.2019	12.31.2018	12.31.2017
Net cash generated by operating activities	170	255	78
Net cash used in investing activities	(86)	(221)	(63)
Net cash used in financing activities	(85)	(56)	(13)
(Decrease) increase in cash and cash equivalents	(1)	(22)	2

Cash and cash equivalents at the begining of the year	1	3	3
Loss on net monetary position generated by cash and cash equivalents	7	19	2
Cash and cash equivalents at the end of the year	7	-	7

Investments in associates and joint ventures information
		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the period / year	Equity	Direct and indirect participation %
Associates
Refinor	Refinery	09.30.2019	2	(3)	57	28.50%
OCP (1)	Investment	12.31.2019	100	22	266	15.91%
TGS (2)(5)	Transport of gas	12.31.2019	13	214	803	27.193%

Joint ventures
CIESA (2)	Investment	12.31.2019	11	109	405	50.00%
Citelec (3)	Investment	12.31.2019	9	38	176	50.00%
Greenwind	Generation	12.31.2019	-	(1)	(11)	50.00%
CTB (4)	Generation	12.31.2019	143	40	227	50.00%

(1)	The Company holds an indirect interest of 15.91% through PEB.
(2)	The Company holds a direct and indirect interest of 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. therefore, the Company has an indirect participation of 25.50% in TGS. The Company holds a direct and indirect interest of 1.693% in TGS.
(3)	Through a 50% interest, the company joint controls Citelec, company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.
(4)	The Company holds an indirect interest of 50% through PACOGEN.
(5)	As of December 31, 2019, the quotation of TGS's ordinary shares and ADR published on the BCBA and the NYSE was $ 108.65 and U$S 7.17 per share, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of U$S 306 million.

Interest in associates and joint ventures
	12.31.2019	12.31.2018
Disclosed in non-current assets
Associates
Refinor	20	25
OCP	33	35
TGS	21	-
	74	60
Joint ventures
CIESA	235	259
Citelec	88	88
CTB	114	-

	437	347
	511	407
Disclosed in non-current liabilities
Greenwind (1)	4	4
	4	4

(1)    The Company provides financial assistance to this company.

Result from interests in associates and joint ventures
	12.31.2019	12.31.2018	12.31.2017
Associates
Oldelval	-	3	1
Refinor	(3)	(4)	(3)
OCP	21	35	-
TGS	1	-	-
	19	34	(2)

Joint ventures
CIESA	50	74	25
CTB	13	-	-
Citelec	19	21	27
Greenwind	-	(11)	(2)
	82	84	50

Evolution of interests in associates and joint ventures
	Note	12.31.2019	12.31.2018	12.31.2017
At the beginning of the year		403	315	255
Reclassifications (1)		(16)	-	12
Dividends	17	(75)	(19)	-
Decreases		-	(10)	-
Increases		108	-	-
Share of profit		101	118	48
Other comprehensive loss		-	(1)	-
Exchange differences on translation		(14)	-	-
At the end of the year		507	403	315

(1)	In 2019, mainly corresponds to the financial credit with OCP acquired in the transaction with AGIP (see Note 5.3.6.2), and in 2017 corresponds to the deconsolidation for sale of the interest in Greenwind.

Consideration transferred and the fair value of the assets acquired and the liabilities assumed

The following table details the consideration transferred and the fair value of the assets acquired and the liabilities assumed by CTB as of June 26, 2019:

in million U$S
Total consideration transferred (1)	(272)
Financial assets at fair value	16
Property, plant and equipment	477
Inventories	8
VRDs	(229)
Fair value of net assets	272

(1)    Includes U$S 53 million for the purchase of the acquired VRDs and considers a U$S 10 million of a price adjustment in favor of CTB.

The following table details the consideration transferred and the fair value of the assets acquired and the profit recorded by PEB as of June 20, 2019:

in million U$S
Acquisition cost (1)	(0.4)
Contingent consideration (2)	(0.1)
Total consideration	(0.5)
Share value of the interest in the fair value of associates’s identifiable assets and liabilities	9.0
Financial credit with OCP	14.2
Dividends to be received	2.5
Assets fair value	25.7
Profit (3)	25.2

(1)	Including expenses paid by PEB to the Ecuadorian Government (Ministry of the Environment) of U$S 0.1 million for the granting of the authorization to transfer the shares held by AGIP and other advisory expenses related to the transaction.
(2)	Contingent consideration calculated based on the estimated of the likelihood of collection of the financial credit with OCP prior to maturity.
(3)	Disclosed under “Share of profit (loss) from associates and joint ventures”

Participation in exploration and production of oil and gas areas
			Participation
Name	Note	Location	Direct	Indirect	Operator	Duration Up To

Argentine production
Río Neuquén		Río Negro and Neuquén	31.43% and 33.07%	-	YPF	2027/2051
Sierra Chata		Neuquén	45.55%	-	PAMPA	2053
El Mangrullo		Neuquén	100.00%	-	PAMPA	2053
La Tapera - Puesto Quiroga		Chubut	35.67%	-	Tecpetrol	2027
El Tordillo		Chubut	35.67%	-	Tecpetrol	2027
Aguaragüe		Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala		Mendoza	22.51%	-	Pluspetrol	2036
Anticlinal Campamento		Neuquén	15.00%	-	Oilstone	2026
Estación Fernández Oro		Río Negro	15.00%	-	YPF	2026
Río Limay este (Ex Senillosa) (4)		Neuquén	85.00%	-	PAMPA	2040
Veta Escondida y Rincón de Aranda		Neuquén	55.00%	-	PAMPA	2027
Rincón del Mangrullo		Neuquén	50.00%	-	YPF	2052

Foreign (1)
Oritupano - Leona		Venezuela	-	22.00%	PDVSA	2025
Acema		Venezuela	-	34.49%	PDVSA	2025
La Concepción		Venezuela	-	36.00%	PDVSA	2025
Mata		Venezuela	-	34.49%	PDVSA	2025

Argentine exploration
Parva Negra Este (2)		Neuquén	42.50%	-	PAMPA	2019
Chirete (3)		Salta	50.00%	-	High Luck Group Limited	2019
Río Atuel		Mendoza	33.33%	-	Petrolera El Trebol	2020
Borde del Limay (4)		Neuquén	85.00%	-	PAMPA	2015
Los Vértices (4)		Neuquén	85.00%	-	PAMPA	2015
Las Tacanas Norte		Neuquén	90.00%	-	PAMPA	2023

(1)   Participation in mixed companies in Venezuela (see Note 5.3.6.1).

(2)   In the process of requesting appraisal.

(3)   In the process of requesting an exploration concession.

(4)   In the process of being transferred to GyP.

Exploratory well costs
	12.31.2019	12.31.2018	12.31.2017

At the beginning of the year	19	12	16
Increases	30	8	8
Transferred to development	(11)	-	(8)
Loss of the year	(5)	(1)	(1)

At the end of the year	33	19	15

Number of wells at the end of the year	9	7	7